Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of information about hedge accounting impact on statement of comprehensive income abstract
Amount reclassified from AOCI to Net Income	$ 0	$ 0